Franchise arrangements (Schedule of Future Minimum Rent Payments Under Franchised Agreements) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Franchise Arrangements [Line Items]
2019	$ 66,543
2020	62,512
2021	56,761
2022	49,589
2023	40,946
Thereafter	171,304
Total	447,655
Owned sites
Franchise Arrangements [Line Items]
2019	5,965
2020	5,503
2021	4,952
2022	4,254
2023	3,552
Thereafter	15,356
Total	39,582
Leased sites
Franchise Arrangements [Line Items]
2019	60,578
2020	57,009
2021	51,809
2022	45,335
2023	37,394
Thereafter	155,948
Total	$ 408,073